Share Capital and Share-Based Payments (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Net income for the period	$ 10,899	$ 2,864	$ 26,812	$ 8,481
Basic weighted average number of shares outstanding	170,022,896	144,108,234	168,298,839	142,194,583
Effect of dilutive share options and RSUs ('000)	5,489,945	10,026,250	5,698,136	9,706,798
Diluted weighted average number of shares outstanding	175,512,841	154,134,484	173,996,975	151,901,381
Basic income per share	$ 0.06	$ 0.02	$ 0.16	$ 0.06
Diluted income per share	$ 0.06	$ 0.02	$ 0.15	$ 0.06